Expense Example - 2x Daily Software Platform ETF [Member]	Jun. 27, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 131
Expense Example, with Redemption, 3 Years	$ 409